Organization and Significant Accounting Policies - Additional Information (Q1) (Details)				3 Months Ended	12 Months Ended
	Jan. 29, 2025	Aug. 03, 2023	Jun. 30, 2023	Mar. 31, 2025 USD ($) Segment	Dec. 31, 2024 USD ($) Segment	Dec. 31, 2023 USD ($)
Finite-Lived Intangible Assets [Line Items]
Number of reporting segments | Segment				2	2
Preferred stock, fixed interest rate (percentage)			10.875%
Percentage of reserve for patient care receivables				1.50%
Receivables, estimated allowance for uncollectible accounts				$ 138,000	$ 141,000	$ 2,040,000
Accounts receivable, net of allowance				3,640,000	3,362,000	1,403,000
Other liabilities				1,398,000	2,082,000	1,791,000
Prepaid expenses and other				$ 400,000	$ 600,000	600,000
Intrinsic Value						0
Maximum | Promissory Note
Finite-Lived Intangible Assets [Line Items]
Promissory notes maturity period				3 years	3 years
Minimum | Promissory Note
Finite-Lived Intangible Assets [Line Items]
Promissory notes maturity period				1 year	1 year
Accrued Expenses
Finite-Lived Intangible Assets [Line Items]
Escheatment liabilities				$ 300,000	$ 300,000
Employee Stock Option
Finite-Lived Intangible Assets [Line Items]
Weighted average contractual terms				8 years 3 months 18 days	8 years 6 months
Warrant
Finite-Lived Intangible Assets [Line Items]
Weighted average contractual terms					2 months 12 days
Warrants expire, period				Apr. 01, 2025
Series B Cumulative Redeemable Preferred Shares
Finite-Lived Intangible Assets [Line Items]
Preferred stock, fixed interest rate (percentage)	12.50%	12.50%
Wellington Lease Termination
Finite-Lived Intangible Assets [Line Items]
Receivables, estimated allowance for uncollectible accounts					$ 100,000	$ 2,100,000